Property and Equipment, Net (Details) - Schedule of Property, Plant and Equipment - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Total	$ 3,463	$ 3,326
Less: accumulated depreciation and amortization	(2,197)	(1,884)
Total Property and Equipment, Net	1,266	1,442
Less Discontinued Operations	(202)	(231)
Total Property and Equipment, Continuing Operations	1,064	1,211
Computer And Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Total	2,119	1,961
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Total	448	447
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total	47	50
Software Development [Member]
Property, Plant and Equipment [Line Items]
Total	$ 849	$ 868